Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

YS Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. YS Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

As the Company disclosed in its previous filings with the Securities Exchange Commission, the Board has appointed Dr. Ajit Shetty, an independent director of the Company, as an interim Chairperson of the Board for a six-month period to replace Mr. Yi Zhang, effective from December 9, 2023. On December 21, 2023, the Board established a special committee comprised of Dr. Ajit Shetty (interim chairperson of the Board and independent director), Dr. Viren Mehta (independent director) and Dr. Hui Shao (director and chief executive officer of the Company) (the “Special Committee”), with powers and authorities to, among other things, commence legal proceedings in the Cayman Islands regarding invalid actions to convene an extraordinary general meeting of the Company. On January 8, 2024, the Board approved Ms. Rui Yu as the new Chairperson of its Audit Committee, as a member of its Compensation Committee, and as a member of the Nominating and Corporate Governance Committee with immediate effect.

On November 21, 2023, YS Group borrowed RMB7.1 million with interest at 4.5% from China Guangfa Bank Co, Ltd. Shenyang Branch. The loan are due on September 10, 2024.

From November 27, 2023 to January 16, 2024, YS Group borrowed RMB18.7 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch. The loan are due from November, 2024 to January, 2025.

From October 12, 2023 to December 12, 2023, YS Group borrowed RMB49 million with interest at 4.0% from Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch. The loans are due from March, 2024 to November, 2025.

On October 17, 2023, YS Group borrowed RMB1.9 million with interest at 4.0% from China Construction Bank Shenyang Heping Branch. The loan is due on October 15, 2025. On November 15, 2023, YS Group also borrowed RMB2.9 million with interest at 4.0% from the same bank. The loan is due on November 14, 2025.

On November 15, 2023, YS Group borrowed RMB6.9 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch. The loans are due in May, 2024, November, 2024, May 2025 and November, 2025 respectively. On January 8, 2024, YS Group borrowed RMB4.5 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch. The loans will be due in July, 2024, January, 2025, July 2025 and January, 2026, respectively.

On December 6, 2023, YS Group borrowed RMB4.8 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch. The loan is due on December 6, 2024.

On December 12, 2023, YS Group borrowed RMB5.0 million with interest at 4.0% from Shanghai Pudong Development Bank Shenyang Branch. The loan is due on December 11, 2024.

NOTE 21 — SUBSEQUENT EVENTS

YS Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. YS Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On May 9, 2023, YS Biopharma (Philippines) Inc. (“Philippines Yisheng”) was incorporated under the laws of Philippines as an entity owned by YS Group. Philippines Yisheng was incorporated for the purpose of research, development, producing, wholesaling and commercializing pharmaceutical products, including vaccines and other biological products.

On April 28, 2023, YS Group borrowed RMB6.7 million with interest at 5.3% from Shanghai Pudong Development Bank Co., Ltd. due on December 23, 2023.

From May 17, 2023 to June 7, 2023, YS Group borrowed RMB10.3 million with interest at 4.0% from China Construction Bank Shenyang Heping Branch for 18 months due in November and December, 2024.

From May 24, 2023 to July 18, 2023, YS Group borrowed RMB16.4 million with interest at 5.0%, of which RMB3.6 million with interest at 4.75%, from China CITIC Bank Shenyang Tiexi Branch due from February, 2024 to May 2024.

On May 29, 2023, YS Group borrowed RMB40.0 million with interest at 4.8% from CITIC Financial Leasing Co., Ltd due on May 29, 2026.

From June 19, 2023 to July 11, 2023, YS Group borrowed RMB13.3 million with interest at 5.66% from China Guangfa Bank Co., Ltd. Shenyang Branch due on December 16, 2023.

From July 7, 2023 to July 19, 2023, YS Group borrowed RMB11.3 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch due in July, 2024.